SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total	$ 3,357,924	$ 3,259,037
HONG KONG
Segment Reporting [Line Items]
Total	1,039,919	1,730,032
TAIWAN
Segment Reporting [Line Items]
Total	2,208,184	1,529,005
MACAO
Segment Reporting [Line Items]
Total	$ 109,821